UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
August 7, 2009




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
GOOGLE                         COM              38259P508     3443     8168 SH       SOLE
GILEAD SCI                     COM              375558103     2622    55980 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     4300     1480 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     3965    56053 SH       SOLE
WALT DISNEY                    COM              254687106     1805    77401 SH       SOLE
HEWLETT PACK                   COM		428236103     4192   108465 SH       SOLE
BAXTER INT                     COM              071813109     3364    63535 SH       SOLE
HARRIS CORP                    COM              413875105     2097    73945 SH       SOLE
GENERAL DYNAMICS               COM              369550108     2788    50350 SH       SOLE
ABBOTT LABS                    COM              002824100     2300    48900 SH       SOLE
MICROSOFT                      COM              594918104     4203   176837 SH       SOLE
PATTERSON INC                  COM              703395103     1170    53928 SH       SOLE
GRAINGER                       COM              384802104     1513    18486 SH       SOLE
OMNICOM                        COM              681919106     1876    59405 SH       SOLE
VARIAN MED 		       COM              92220P105     1149    32705 SH       SOLE
AUTO DATA PROC                 COM              053015103     3349    94505 SH       SOLE
BECTON DICKINSON               COM              075887109     2539    35608 SH       SOLE
PEPSICO INC                    COM              713448108     4129    75131 SH       SOLE
NIKE CL B                      COM              654106103     2122    40985 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     2217    43404 SH       SOLE
ST JUDE MED                    COM	        790849103     2761    67185 SH       SOLE
MCKESSON CORP                  COM              58155Q103     1544    35110 SH       SOLE
LAB CORP OF AMERICA            COM              50540R409      122     1800 SH       SOLE
ACCENTURE LTD                  COM              G1150G111      185     5553 SH       SOLE
COCA COLA                      COM              191216100      248     5173 SH       SOLE
COMCAST CORP                   COM              20030N101        7      485 SH       SOLE
NOVO NORD                      COM              670100205       71     1305 SH       SOLE
FRANKLIN RESOURCES             COM              354613101       42      590 SH       SOLE
HEINEKEN NV ADR                COM              423012202       86     4640 SH       SOLE
JOHNSON & JOHNSON              COM              478160104       80     1422 SH       SOLE
3M CORP                        COM              88579Y101      122     2040 SH       SOLE
BERKSHIRE 13                   NOTE             084664BD@       80    70000 PRN      SOLE
STARBUCKS                      COM              855244109       26     1935 SH       SOLE
TOTAL SYSTEM SERVICES          COM              891906109       47     3535 SH       SOLE
WAL-MART STORES                COM              931142103       78     1615 SH       SOLE
HOME DEPOT 09                  NOTE             437076AL6       40    40000 PRN      SOLE
KRAFT FOODS 11                 NOTE             50075NAB0       41    40000 PRN      SOLE
PEPSICO 12                     NOTE             713448BF4      102    95000 PRN      SOLE
PACCAR 14                      NOTE             69373UAA5       20    20000 PRN      SOLE
PHILLIP MORRIS 13              NOTE             718172AB5        6     6000 PRN      SOLE
WAL-MART STORES 13             NOTE             931142AS2       57    50000 PRN      SOLE
AMERICAN EXPRESS 13            NOTE             025816AQ2       31    35000 PRN      SOLE
ABBOTT LABS 14                 NOTE             002824AQ3       73    70000 PRN      SOLE
FED NATL MTG 14                NOTE             31359MWJ8       93    85000 PRN      SOLE
US T BOND                      BOND             912810DX3      174   130000 PRN      SOLE
US T NOTE TIPS                 NOTE             912828GD6       38    35000 PRN      SOLE